Document and Entity Information	Sep. 10, 2019
Document And Entity Information [Line Items]
Amendment Flag	false
Entity Central Index Key	0001644406
Document Type	8-K
Document Period End Date	Sep. 10, 2019
Entity Registrant Name	Hostess Brands, Inc.
Entity Incorporation State Country Code	DE
Entity File Number	1-37540
Entity Tax Identification Number	47-4168492
Entity Address, Address Line One	1 East Armour Boulevard
Entity Address, City or Town	Kansas City
Entity Address, State or Province	MO
Entity Address, Postal Zip Code	64111
City Area Code	(816)
Local Phone Number	701-4600
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Class A Common Stock Par Value 0.0001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, par value $0.0001 per share
Trading Symbol	TWNK
Security Exchange Name	NASDAQ
Warrants Each Exercisable For A Half Share Of Class A Common Stock [Member]
Document And Entity Information [Line Items]
Security 12b Title	Warrants, each exercisable for a half share of Class A Common Stock
Trading Symbol	TWNKW
Security Exchange Name	NASDAQ